NORTHERN LIGHTS FUND TRUST

Securities and Exchange Commission	October 29, 2026

100 F Street, N.E.

Washington, DC 20549

Attention: Filings - Rule 497(j)

Re: Northern Lights Fund Trust -	DF Tactical 30 ETF
DF Tactical Allocation Fund
DF Tactical Dividend Fund
DF Tactical Income Fund
DF Tactical Momentum Fund
DF Tactical Yield Fund
Ladenburg Aggressive Growth Fund
Ladenburg Growth & Income Fund
Ladenburg Growth Fund
Ladenburg Income & Growth Fund
Ladenburg Income Fund
Ocean Park Diversified Income ETF
Ocean Park Domestic ETF
Ocean Park High Income ETF
Ocean Park International ETF
Winton Managed Future Trend Fund

Post-Effective Amendment No. 1556, 1557, 1558, 1559, and 1560 to the Registration Statement on Form N-1A (File No. 333-122917, CIK No. 0001314414)

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by the Northern Lights Fund Trust (the “Trust”), on behalf of DF Tactical 30 ETF, DF Tactical Allocation Fund, DF Tactical Dividend Fund, DF Tactical Income Fund, DF Tactical Momentum Fund, DF Tactical Yield Fund, Ladenburg Aggressive Growth Fund, Ladenburg Growth & Income Fund, Ladenburg Growth Fund, Ladenburg Income & Growth Fund, Ladenburg Income Fund, Ocean Park Diversified Income ETF, Ocean Park Domestic ETF, Ocean Park High Income ETF, Ocean Park International ETF, and Winton Managed Future Trend Fund pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the forms of prospectuses and statements of additional information that would have been filed pursuant to paragraphs (b) and (c) of Rule 497 under the 1933 Act would not have differed from that contained in the following Post-Effective Amendments to the Trust’s registration statement on Form N-1A (the “Amendments”):

Fund Name:	Post-Effective Amendment Number:	SEC Accession Number	Date of Amendment Filing:
DF Tactical 30 ETF	1557	0001580642-26-007116	October 26, 2026
DF Tactical Allocation Fund	1558	0001580642-26-007117	October 26, 2026
DF Tactical Dividend Fund	1558	0001580642-26-007117	October 26, 2026
DF Tactical Income Fund	1558	0001580642-26-007117	October 26, 2026
DF Tactical Momentum Fund	1558	0001580642-26-007117	October 26, 2026
DF Tactical Yield Fund	1558	0001580642-26-007117	October 26, 2026
Ladenburg Aggressive Growth Fund	1556	0001580642-26-007046	October 23, 2026
Ladenburg Growth & Income Fund	1556	0001580642-26-007046	October 23, 2026
Ladenburg Growth Fund	1556	0001580642-26-007046	October 23, 2026

Ladenburg Income & Growth Fund	1556	0001580642-26-007046	October 23, 2026
Ladenburg Income Fund	1556	0001580642-26-007046	October 23, 2026
Ocean Park Diversified Income ETF	1560	0001580642-26-007132	October 27, 2026
Ocean Park Domestic ETF	1560	0001580642-26-007132	October 27, 2026
Ocean Park High Income ETF	1560	0001580642-26-007132	October 27, 2026
Ocean Park International ETF	1560	0001580642-26-007132	October 27, 2026
Winton Managed Future Trend Fund	1559	0001580642-26-007118	October 26, 2026

Questions related to this filing should be directed to JoAnn M. Strasser of Thompson Hine LLP at (614) 469-3265 or to me at (631) 470-2600.

Very truly yours,

/s/ Stephanie Shearer_

Stephanie Shearer

Secretary